Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Revenue Accounted for 10% or More of Total Revenues

Customers whose collaborative research and development revenue accounted for 10% or more of total revenues were as follows:

	Six Months Ended June 30,
	2012	2013
Novartis AG	100%	—
Bristol-Myers Squibb Company and Pfizer Inc.	—	54%
Bayer Pharma, AG and Janssen Pharmaceuticals, Inc.	—	43%

Customers that accounted for 10% or more of total revenues were as follows:

	Year Ended December 31,
	2010	2011	2012
Merck	76%	40%	–
Novartis	24%	12%	97%
Biogen Idec	–	48%	–